UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      August 13, 2008
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      141
                                                  -----------------------

Form 13F Information Table Value Total:              $ 151,608 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer           Com            037833100    1,018      6,082    SH           SOLE                                 1,018,370
Abbott Laboratories      Com            002824100    1,055     19,923    SH           SOLE                                 1,055,321
Columbia Acorn           Com            197199813      297      7,624    SH           SOLE                                   297,115
Adobe Systems Inc.       Com            00724F101    1,477     37,488    SH           SOLE                                 1,476,652
Analog Devices, Inc.     Com            032654105      524     16,500    SH           SOLE                                   524,205
Automatic Data
  Processing             Com            053015103    4,361    104,075    SH           SOLE                                 4,360,743
American Eagle
  Outfitters             Com            02553E106      623     45,715    SH           SOLE                                   623,095
Allstate                 Com            020002101      310      6,800    SH           SOLE                                   310,012
Applied Materials, Inc.  Com            038222105      976     51,125    SH           SOLE                                   975,976
Adv Micro Devices        Com            007903107      150     25,775    SH           SOLE                                   150,268
Amgen                    Com            031162100    1,903     40,360    SH           SOLE                                 1,903,378
AIM Growth               Com            00141M432      115     10,182    SH           SOLE                                   115,362
Boeing                   Com            097023105      270      4,114    SH           SOLE                                   270,372
BankAmerica Corp.        Com            060505104      900     37,717    SH           SOLE                                   900,316
BB&T                     Com            054937107      746     32,755    SH           SOLE                                   745,831
Best Buy                 Com            086516101      929     23,447    SH           SOLE                                   928,501
BMC Software             Com            055921100      221      6,150    SH           SOLE                                   221,400
Bristol-Meyers Squibb    Com            110122108      256     12,484    SH           SOLE                                   256,297
British Petroleum        Sponsored ADR  055622104      858     12,328    SH           SOLE                                   857,659
Broadridge Fin'l         Com            11133T103      265     12,572    SH           SOLE                                   264,641
Berkshire Hathaway
  Inc-B                  Cl B           084670207      345         86    SH           SOLE                                   345,032
Boston Scientific        Com            101137107      455     37,050    SH           SOLE                                   455,345
Anheuser Bush            Com            035229103    1,753     28,227    SH           SOLE                                 1,753,461
Citigroup                Com            172967101      407     24,310    SH           SOLE                                   407,436
Cabela's                 Com            126804301    1,188    107,890    SH           SOLE                                 1,187,869
Cardinal Health          Com            14149Y108      656     12,725    SH           SOLE                                   656,356
Cannon                   Com            138006309      373      7,285    SH           SOLE                                   373,065
Caterpillar              Com            149123101      931     12,610    SH           SOLE                                   930,870
Chubb Corp               Com            171232101      869     17,738    SH           SOLE                                   869,339
Circuit City             Com            172737108      240     83,050    SH           SOLE                                   240,015
Chesapeake Energy Corp   Com            165167107      444      6,725    SH           SOLE                                   443,581
Checkpoint Software      Com            M22465104      400     16,900    SH           SOLE                                   400,023
Chicos FAS               Com            168615102      214     39,925    SH           SOLE                                   214,397
Clorox                   Com            189054109      305      5,850    SH           SOLE                                   305,370
Comcast                  Com            20030N101      242     12,781    SH           SOLE                                   242,450
Colonial Bancgroup       Com            195493309       55     12,554    SH           SOLE                                    55,489
Coach, Inc.              Com            189754104      280      9,690    SH           SOLE                                   279,847
Costco Inc.              Com            22160K105    8,142    116,075    SH           SOLE                                 8,141,501
Cisco Systems            Com            17275R102    4,748    204,106    SH           SOLE                                 4,747,506
Cash Management
  Trust - Am. Fu         Com            147548101       24     23,762    SH           SOLE                                    23,762
Chevron Texaco           Com            166764100      605      6,099    SH           SOLE                                   604,594
Diebold                  Com            253651103    1,125     31,625    SH           SOLE                                 1,125,218
Du Pont                  Com            263534109      265      6,183    SH           SOLE                                   265,189
Dell, Inc.               Com            24702R101    1,686     77,055    SH           SOLE                                 1,685,963
Walt Disney Company      Com            254687106    1,480     47,434    SH           SOLE                                 1,479,941
DNP Select Income Fund   Com            23325P104      155     14,865    SH           SOLE                                   155,045
Dodge & Cox
  International          Com            256206103      210      5,153    SH           SOLE                                   209,780
Proshares Trust          Ultrashrt O&G  74347R586      233      8,735    SH           SOLE                                   233,312
Duke Power               Com            26441C105      992     57,093    SH           SOLE                                   992,276
Encision Inc.            Com            29254Q104       25     12,666    SH           SOLE                                    24,623
Con Edison               Com            209115104      913     23,350    SH           SOLE                                   912,752
Electronics for Imaging  Com            286082102    1,029     70,480    SH           SOLE                                 1,029,008
EMC Corp. Mass           Com            268648102    3,159    215,068    SH           SOLE                                 3,159,349
Electronic Arts          Com            285512109      375      8,450    SH           SOLE                                  375433.5
Etrials Worldwide Inc    Com            29786P103       29     15,914    SH           SOLE                                    29,441
Expeditors Intl Wash     Com            302130109    1,084     25,214    SH           SOLE                                 1,084,202
Family Dollar Stores     Com            307000109      495     24,800    SH           SOLE                                   494,512
Federal Express (FDX)    Com            31428X106      789     10,020    SH           SOLE                                   789,476
Franklin Income Fund     Com            353496300       25     10,665    SH           SOLE                                    25,383
Fred's Inc.              Cl A           356108100      856     76,185    SH           SOLE                                   856,319
General Electric         Com            369604103    7,169    268,604    SH           SOLE                                 7,169,041
GE Capital Prfd 6.0% '47 Com            369622451      812     32,000    SH           SOLE                                   812,160
GlaxoSmithKline          Sponsored ADR  37733W105      732     16,560    SH           SOLE                                   732,283
Home Depot Inc           Com            437076102    2,021     86,286    SH           SOLE                                 2,020,818
Honeywell                Com            438516106      938     18,650    SH           SOLE                                   937,722
Helmerich & Payne        Com            423452101      889     12,342    SH           SOLE                                   888,871
Hewlett Packard          Com            428236103    1,244     28,139    SH           SOLE                                 1,244,034
Hershey Foods            Com            427866108      652     19,875    SH           SOLE                                   651,503
International Business
  Machine                Com            459200101    2,095     17,675    SH           SOLE                                 2,095,018
Intel                    Com            458140100    3,451    160,654    SH           SOLE                                 3,450,848
Intuit Inc               Com            461202103      838     30,390    SH           SOLE                                   837,852
Sun Microsystems         Com            866810104      199     18,265    SH           SOLE                                  198723.2
Johnson and Johnson      Com            478160104    3,754     58,353    SH           SOLE                                 3,754,432
St. Joe Corp             Com            790148100      244      7,100    SH           SOLE                                   243,672
J P Morgan Co.           Com            46625H100    1,069     31,149    SH           SOLE                                 1,068,722
Kraft                    Com            50075N104      426     14,958    SH           SOLE                                   425,555
Krispy Kreme Doughnut    Com            501014104      101     20,180    SH           SOLE                                   100,698
Kimberly Clark           Com            494368103      295      4,941    SH           SOLE                                   295,373
Coca Cola                Com            191216100    3,604     69,337    SH           SOLE                                 3,604,138
Lionbridge Technologies  Com            536252109       32     12,550    SH           SOLE                                    32,379
Eli Lilly                Com            532457108      626     13,564    SH           SOLE                                   626,114
Lockheed Martin          Com            539830109      920      9,330    SH           SOLE                                   920,498
Lowe's Cos.              Com            548661107    1,407     67,793    SH           SOLE                                 1,406,705
LSI Logic                Com            502161102      138     22,540    SH           SOLE                                   138,396
Lexmark                  Com            529771107      623     18,630    SH           SOLE                                   622,801
McDonalds                Com            580135101      993     17,662    SH           SOLE                                   992,958
Meredith Corporation     Com            589433101      910     32,150    SH           SOLE                                   909,524
Medtronic                Com            585055106    1,183     22,863    SH           SOLE                                 1,183,160
3M                       Com            88579Y101      775     11,142    SH           SOLE                                   775,372
Motorola                 Com            620076109      353     48,065    SH           SOLE                                   352,797
Merck                    Com            589331107      941     24,979    SH           SOLE                                   941,459
Microsoft Corp.          Com            594918104    4,415    160,489    SH           SOLE                                 4,415,052
Mylan Labs               Com            628530107      660     54,700    SH           SOLE                                   660,229
Nokia                    Com            654902204    1,186     48,415    SH           SOLE                                 1,186,168
Network Appliance        Com            64120L104      451     20,835    SH           SOLE                                   451,286
NVIDIA Corp.             Com            67066G104      258     13,775    SH           SOLE                                   257,868
Novartis                 Sponsored ADR  66987V109      493      8,950    SH           SOLE                                   492,608
Newell Rubbermaid        Com            651229106      172     10,227    SH           SOLE                                   171,714
NY Times                 Cl A           650111107      307     19,925    SH           SOLE                                   306,646
Oracle Systems           Com            68389X105    2,225    105,954    SH           SOLE                                 2,225,034
Penske Automotive Group  Com            70959W103      653     44,300    SH           SOLE                                   652,982
Paychex                  Com            704326107      972     31,090    SH           SOLE                                   972,495
Putnam Money Market
  Fund                   Com            746923101       46     46,333    SH           SOLE                                    46,333
Pepsico                  Com            713448108      586      9,211    SH           SOLE                                   585,727
Pfizer                   Com            717081103    2,002    114,625    SH           SOLE                                 2,002,499
Procter & Gamble         Com            742718109    2,398     39,428    SH           SOLE                                 2,397,617
Progress Energy          Com            743263105      440     10,509    SH           SOLE                                   439,591
Phillip Morris
  International          Com            718172109      204      4,127    SH           SOLE                                   203,833
Piedmont Natural Gas     Com            720186105      229      8,762    SH           SOLE                                   229,214
Q Logic                  Com            747277101      206     14,150    SH           SOLE                                   206,449
Rackable Systems         Com            750077109      342     25,550    SH           SOLE                                   342,370
Robert Half
  International          Com            770323105      460     19,190    SH           SOLE                                   459,984
Sap  Aktiengellschaft    Sponsored ADR  803054204      549     10,540    SH           SOLE                                   549,239
Charles Schwab           Com            808513105      478     23,275    SH           SOLE                                   478,069
Steelcase                Com            858155203      174     17,320    SH           SOLE                                   173,720
Spectra                  Com            847560109      661     23,008    SH           SOLE                                   661,250
Schlumberger             Com            806857108    1,519     14,141    SH           SOLE                                 1,519,168
Stein Mart               Com            858375108      752    166,850    SH           SOLE                                   752,494
Synovus Financial        Com            87161C105      108     12,345    SH           SOLE                                   107,772
Southern Company         Com            842587107      674     19,314    SH           SOLE                                   674,445
St Jude Medical          Com            790849103      284      6,950    SH           SOLE                                   284,116
Symantec                 Com            871503108      852     44,054    SH           SOLE                                   852,445
AT&T Corp                Com            00206R102      676     20,074    SH           SOLE                                   676,296
TIBCO                    Com            88632Q103      671     87,675    SH           SOLE                                   670,714
Tiffany and Co.          Com            886547108      256      6,275    SH           SOLE                                   255,706
Toyota Motor Corp        Sp ADR Rep2Com 892331307    1,750     18,620    SH           SOLE                                 1,750,280
Travelers Companies      Com            89417E109      854     19,681    SH           SOLE                                   854,155
Total Systems Services   Com            891906109      217      9,786    SH           SOLE                                   217,445
Texas Instruments        Com            882508104      396     14,061    SH           SOLE                                   395,958
United Healthcare        Com            91324P102      873     33,270    SH           SOLE                                   873,338
United Parcel Service    Com            911312106    1,879     30,564    SH           SOLE                                 1,878,769
Varian Medical Systems   Com            92220P105    2,451     47,275    SH           SOLE                                 2,451,209
Verizon Communications   Com            92343V104      310      8,761    SH           SOLE                                   310,139
Walgreen                 Com            931422109      304      9,350    SH           SOLE                                   303,969
Wachovia                 Com            929903102      754     48,529    SH           SOLE                                   753,655
Whole Foods              Com            966837106    1,810     76,400    SH           SOLE                                 1,809,916
Wal-Mart                 Com            931142103    8,586    152,773    SH           SOLE                                 8,585,843
Stewart W P & Co. LP     Com            G84922106       35     22,900    SH           SOLE                                    34,808
Exxon Mobil              Com            30231G102   10,330    117,216    SH           SOLE                                10,330,246
Xerox                    Com            984121103      146     10,775    SH           SOLE                                   146,109
YRC Worldwide            Com            984249102      258     17,325    SH           SOLE                                   257,623